UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alaska 3.7%
Anchorage, AK:
Series A-1, TECP, 0.09%, 11/6/2014 LOC: Wells Fargo Bank NA	25,000,000	25,000,000
Series A-1, TECP, 0.1%, 11/6/2014 LOC: Wells Fargo Bank NA	37,500,000	37,500,000

		62,500,000
Arizona 0.4%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.08% *, 10/1/2026, LOC: Bank of America NA	6,395,000	6,395,000
California 9.4%
California, Metropolitan Water District of Southern California, Series A-2, 0.07% **, Mandatory Put 2/9/2015 @ 100, 7/1/2030	15,400,000	15,400,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.21% *, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.16% *, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.14% *, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
Los Angeles County, CA, Capital Asset Lease Revenue:
Series A1, TECP, 0.09%, 10/14/2014, LOC: JPMorgan Chase Bank NA	12,500,000	12,500,000
TECP, 0.11%, 9/16/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 1.5%, 6/25/2015	43,000,000	43,535,952
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,548,023
San Jose, CA, Redevelopment Agency, Series 96-A, TECP, 0.14%, 10/10/2014, LOC: JPMorgan Chase Bank NA	9,800,000	9,800,000

		157,583,975
District of Columbia 1.4%
District of Columbia, Metropolitan Washington Airports Authority Systems Revenue:
Series C-2, 0.05% *, 10/1/2039, LOC: Barclays Bank PLC	5,910,000	5,910,000
Series D-1, 0.06% *, 10/1/2039, LOC: TD Bank NA	18,020,000	18,020,000

		23,930,000
Florida 2.8%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.06% *, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.06% *, 10/1/2027, LOC: Northern Trust Co.	18,900,000	18,900,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series B, 0.06% *, 1/1/2039, LOC: Northern Trust Co.	9,700,000	9,700,000

		47,600,000
Georgia 1.4%
Burke County, GA, Development Authority, Georgia Power Co., Plant Vogtle Project, AMT, 0.07% *, 11/1/2052	3,400,000	3,400,000
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co., 0.1% *, 7/1/2049	7,200,000	7,200,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.06% *, 1/1/2036, LOC: JPMorgan Chase Bank NA	13,130,000	13,130,000

		23,730,000
Hawaii 0.6%
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.06% *, 4/1/2029, GTY: Freddie Mac, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Idaho 3.6%
Idaho, State Tax Anticipation Notes, 2.0%, 6/30/2015	60,000,000	61,033,032
Illinois 8.4%
Channahon, IL, Morris Hospital Revenue, 0.06% *, 12/1/2034, LOC: U.S. Bank NA	8,070,000	8,070,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.05% *, 2/1/2035, LOC: U.S. Bank NA	9,200,000	9,200,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.1% *, 1/1/2016, LIQ: Branch Banking & Trust	14,200,000	14,200,000
Illinois, Educational Facilities Authority Revenue, TECP, 0.09%, 10/6/2014	28,000,000	28,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16% *, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues, TECP, 0.09%, 8/6/2014	34,065,000	34,065,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.06% *, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.07% *, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.04% *, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.06% *, 7/1/2030, LOC: Northern Trust Co.	2,850,000	2,850,000
University of Illinois, Health Services Facilities Systems, Series B, 0.07% *, 10/1/2026, LOC: Wells Fargo Bank NA	4,700,000	4,700,000

		141,085,000
Indiana 0.8%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.13% *, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	5,380,000	5,380,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.14% *, Mandatory Put 8/14/2014 @ 100, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000

		12,875,000
Kentucky 3.4%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.21% **, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.21% **, 2/1/2046	22,000,000	22,000,000
Series B-3, 0.21% **, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.06% *, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000

		57,860,000
Maryland 0.3%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 0.09% *, 1/1/2029, LOC: Bank of America NA	5,695,000	5,695,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,134,222
Michigan 4.2%
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.1% *, 3/1/2031, LOC: Royal Bank of Canada	35,000,000	35,000,000
Series L-25, 144A, AMT, 0.1% *, 9/1/2033, LOC: Royal Bank of Canada	10,000,000	10,000,000
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.12% *, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.12% *, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.12% **, 11/15/2047	10,110,000	10,110,000

		70,860,000
Minnesota 2.2%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.11% *, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student Loan, Series B, AMT, 0.07% *, 12/1/2043, LOC: U.S. Bank NA	12,250,000	12,250,000

		36,880,000
Mississippi 2.3%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.17% *, 12/1/2047, LOC: Mizuho Corporate Bank	9,130,000	9,130,000
Mississippi, State Business Finance Commission, Chevron U.S.A., Inc.:
Series A, 0.06% *, 12/1/2030, GTY: Chevron Corp.	19,800,000	19,800,000
Series C, 0.06% *, 12/1/2030, GTY: Chevron Corp.	10,000,000	10,000,000

		38,930,000
Nevada 1.6%
Clark County, NV, Airport Revenue, Series D-2A, 0.05% *, 7/1/2040, LOC: Wells Fargo Bank NA	8,100,000	8,100,000
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.1% *, 12/15/2015, LIQ: Branch Banking & Trust	18,570,000	18,570,000

		26,670,000
New Jersey 1.7%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.11% *, 7/3/2017, LOC: Barclays Bank PLC	28,500,000	28,500,000
New Mexico 0.6%
New Mexico, Eclipse Funding Trust, Solar Eclipse, Finance Authority Revenue, Series 2006-0034, 144A, 0.07% *, 6/15/2015, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,160,000	10,160,000
New York 8.2%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.14% *, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.14% *, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
Nassau, NY, Health Care Corp. Revenue, 0.05% *, 8/1/2029, LOC: TD Bank NA	6,500,000	6,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 0.35% *, 5/1/2048, LOC: Bank of China	17,850,000	17,850,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series A-1, 0.06% *, 11/1/2049, LOC: Wells Fargo Bank NA	10,055,000	10,055,000
New York, State Power Authority:
0.1% *, Mandatory Put 9/2/2014 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	7,000,000	7,000,000
0.1% *, Mandatory Put 9/2/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	29,500,000	29,500,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 144A, 0.06% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	2,120,000	2,120,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.05% *, 11/15/2028, SPA: TD Bank NA	18,000,000	18,000,000
New York City, NY, Trust for Cultural Resources, American Museum of Natural History:
Series B1, 0.07% **, Mandatory Put 3/2/2015 @ 100, 4/1/2044	11,730,000	11,730,000
Series B2, 144A, 0.07% *, Mandatory Put 12/2/2014 @ 100, 4/1/2044	3,200,000	3,200,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B, 0.06% *, 1/1/2032, LOC: State Street Bank & Trust Co.	13,355,000	13,355,000

		137,810,000
North Carolina 1.7%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.16% *, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.16% *, 6/1/2024, LIQ: Branch Banking & Trust	14,675,000	14,675,000
North Carolina, Capital Facilities Finance Agency Revenue, TECP, 0.07%, 8/1/2014	8,500,000	8,500,000

		28,500,000
Ohio 3.7%
Cuyahoga County, OH, Health Care Facilities Revenue, McGregor Home Project, Series A, 0.06% *, 5/1/2049, LOC: Northern Trust Co.	855,000	855,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.05% *, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.15% *, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, Wells Fargo Stage Trust, Series 12C, 144A, 0.13% *, Mandatory Put 8/28/2014 @ 100, 3/1/2031, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,550,000	28,550,000

		62,655,000
Oregon 2.1%
Oregon, State Tax Anticipation Notes, Series A, 2.0%, 6/15/2015	35,000,000	35,572,171

Pennsylvania 2.4%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.08% *, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.11% *, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000

		40,700,000
Puerto Rico 3.7%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.26% *, 9/1/2015, LOC: Royal Bank of Canada	62,515,000	62,515,000
Tennessee 4.9%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.22% *, 5/1/2016, LOC: BNP Paribas	65,660,000	65,660,000

		82,660,000
Texas 11.5%
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Houston, TX, Series G-2, TECP, 0.09%, 8/12/2014	5,000,000	5,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.07% *, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.06% *, 11/15/2050, LOC: Wells Fargo Bank NA	12,940,000	12,940,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.07% *, 9/1/2041, LOC: Bank of America NA	52,510,000	52,510,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.12% *, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Transportation Revenue, 2.0%, 8/28/2014	35,000,000	35,046,487
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.1% *, 6/1/2034, SPA: Landesbank Hessen-Thuringen	15,650,000	15,650,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.2% *, Mandatory Put 6/18/2015 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000

		194,411,487
Utah 1.1%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series E-2, 144A, AMT, 0.1% *, 1/1/2034, SPA: JPMorgan Chase Bank NA	4,065,000	4,065,000
"I", Series E-2, AMT, 0.1% *, 7/1/2034, SPA: JPMorgan Chase Bank NA	7,385,000	7,385,000
"I", Series F, 144A, AMT, 0.1% *, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,380,000	4,380,000
Utah, Wells Fargo Stage Trust, Series 33C, 144A, 0.06% *, 5/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	3,000,000	3,000,000

		18,830,000
Virginia 1.6%
Federal Home Loan Mortgage Corp., Multi Family Variable Rate Certificates, "A", Series M031, 0.07% **, 12/15/2045, LIQ: Freddie Mac	10,500,000	10,500,000
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.16% *, 8/3/2043, LIQ: Toronto-dominion Bank	15,000,000	15,000,000
Virginia, State Public School Authority, School Financing 1997, Series A, 5.0%, 8/1/2014	1,900,000	1,900,000

		27,400,000
West Virginia 1.3%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facillities, Power Co.-Mitchell Project, Series A, AMT, 0.07% *, 4/1/2036, LOC: Sumitomo Mitsui Banking	21,000,000	21,000,000
Wisconsin 1.1%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.12% **, 11/15/2043	18,740,000	18,740,000
Wyoming 0.5%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.07% *, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

Other 6.5%
BB&T Municipal Trust, Series 5000, 144A, 0.16% *, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	3,740,000	3,740,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.15% *, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.11% *, 4/15/2049, LIQ: Federal Home Loan Bank	13,575,000	13,575,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.07% *, 10/15/2029, LIQ: Freddie Mac	16,215,000	16,215,000
"A", Series M024, AMT, 0.09% *, 7/15/2050, LIQ: Freddie Mac	15,380,000	15,380,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, AMT, 0.15% *, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,00

110,210,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,681,694,887) †	99.7	1,681,694,887
Other Assets and Liabilities, Net	0.3	5,675,186

Net Assets	100.0	1,687,370,073

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of July 31, 2014.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2014.

† The cost for federal income tax purposes was $1,681,694,887.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(a)	$—	$1,681,694,887	$—	$1,681,694,887
Total	$—	$1,681,694,887	$—	$1,681,694,887

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014